Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.83%
New York–85.29%
Akron Central School District; Series 2009, Ref. GO Bonds	5.00%	06/15/2021	$ 10	$ 10,018
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	745	935,241
Series 2018 A, RB	5.00%	12/15/2036	780	976,730
Series 2018 A, RB	5.00%	12/15/2037	820	1,024,458
Series 2018 A, RB	5.00%	12/15/2038	500	623,348
Series 2018 B, RB(a)	5.00%	12/15/2030	240	302,305
Series 2018 B, RB(a)	5.00%	12/15/2031	300	376,690
Series 2018 B, RB(a)	5.00%	12/15/2032	320	400,734
Albany Capital Resource Corp. (College Saint Rose (The)); Series 2011 A, RB	5.63%	07/01/2031	1,475	1,477,833
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	769,577
Series 2018, Ref. RB	5.00%	10/01/2028	690	821,660
Series 2018, Ref. RB	5.00%	10/01/2029	730	862,241
Series 2018, Ref. RB	5.00%	10/01/2030	760	892,076
Series 2018, Ref. RB	5.00%	10/01/2031	805	938,422
Series 2018, Ref. RB	5.00%	10/01/2043	540	609,805
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	607,883
Series 2016, Ref. RB	5.25%	11/01/2028	1,000	1,207,584
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,202,938
Series 2016, Ref. RB	5.25%	11/01/2030	650	779,654
Series 2016, Ref. RB	5.25%	11/01/2031	650	776,284
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB (INS - AGM)(b)	4.00%	07/15/2029	1,750	1,951,571
Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2038	1,500	1,771,084
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2040	2,900	3,409,039
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	176,683
Series 2018, Ref. RB	5.00%	10/01/2027	150	180,280
Series 2018, Ref. RB	5.00%	10/01/2028	165	201,610
Series 2018, Ref. RB	5.00%	10/01/2029	175	212,402
Series 2018, Ref. RB	5.00%	10/01/2030	200	240,706
Series 2018, Ref. RB	5.00%	10/01/2031	200	239,749
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	1,290	1,388,480
Series 2018, RB	5.00%	06/01/2033	1,190	1,338,972
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(c)	5.25%	12/31/2033	5,000	5,470,033
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	145,840
Series 2019, RB	4.00%	07/01/2037	150	174,525
Series 2019, RB	4.00%	07/01/2038	150	174,134
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2039	2,040	2,219,442
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	465	544,248
Series 2017, Ref. RB	5.00%	08/01/2028	600	734,254
Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,376,252
Series 2017, Ref. RB	3.00%	08/01/2031	1,000	1,068,629
Series 2017, Ref. RB	5.00%	08/01/2032	635	763,004
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(c)	5.00%	02/01/2033	1,265	1,375,448
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(b)	4.75%	12/15/2026	2,000	2,108,447
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Wagner College Program);
Series 2012, RB (INS - AGM)(b)	5.00%	07/01/2024	$ 1,395	$ 1,461,124
Series 2012, RB (INS - AGM)(b)	5.00%	07/01/2025	1,705	1,783,421
Series 2012, RB (INS - AGM)(b)	5.00%	07/01/2026	1,650	1,724,867
Series 2012, RB (INS - AGM)(b)	5.00%	07/01/2028	1,705	1,782,631
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB(d)	5.00%	08/01/2021	600	604,816
Series 2012, RB(d)(e)	5.00%	08/01/2022	1,000	1,056,618
Series 2012, RB(d)	5.00%	08/01/2022	500	528,309
Cattaraugus County Capital Resource Corp. (St. Bonaventure University Ref.);
Series 2016 A, Ref. RB	5.00%	05/01/2022	345	359,353
Series 2016 A, Ref. RB	5.00%	05/01/2023	365	396,455
Series 2016 A, Ref. RB	5.00%	05/01/2024	380	428,193
Series 2016 A, Ref. RB	5.00%	05/01/2025	400	464,951
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	496,250
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	529,414
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	549,788
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	569,654
City of Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,797,370
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,802,350
City of Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2024	400	454,125
Series 2016 A, Ref. RB	5.00%	05/01/2025	300	352,641
Series 2016 A, Ref. RB	5.00%	05/01/2026	300	363,821
City of Geneva Development Corp. (Hobart & William Smith Colleges); Series 2012, Ref. RB(d)(e)	5.00%	09/01/2022	500	530,334
City of New Rochelle Corp. for Local Development (70 Nardozzi/City DPW); Series 2018 A-1, RB(c)	4.20%	08/01/2028	3,450	3,295,328
City of New Rochelle Corp. for Local Development (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	380,567
Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,261,290
City of Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2020, Ref. RB	5.00%	09/01/2025	1,150	1,358,889
Dutchess County Local Development Corp. (Anderson Center Services, Inc.); Series 2010, RB	6.00%	10/01/2030	2,330	2,334,321
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2030	8,600	10,373,100
Dutchess County Local Development Corp. (Vassar College); Series 2020, Ref. RB	5.00%	07/01/2045	8,710	11,142,487
Elmira City (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	1,175	1,281,280
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,771,035
Erie (County of), NY;
Series 2012 A, GO Bonds(d)(e)	5.00%	04/01/2022	525	546,531
Series 2012 A, GO Bonds(d)(e)	5.00%	04/01/2022	600	624,607
Series 2012 A, GO Bonds(d)(e)	5.00%	04/01/2022	500	520,291
Series 2012 A, GO Bonds(d)(e)	5.00%	04/01/2022	700	728,709
Series 2020, GO Notes	3.00%	06/24/2021	10,000	10,018,842
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	29,615	29,649,570
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2022	75	78,058
Series 2017, Ref. RB	5.00%	06/01/2024	155	169,052
Series 2017, Ref. RB	5.00%	06/01/2026	175	199,119
Series 2017, Ref. RB	5.00%	06/01/2027	100	117,180
Series 2017, Ref. RB	5.00%	06/01/2028	100	116,258
Series 2017, Ref. RB	5.00%	06/01/2031	320	364,464
Series 2017, Ref. RB	5.00%	06/01/2035	255	287,490
Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2021	220	220,000
Series 2017, Ref. RB	5.00%	06/01/2022	235	244,583
Series 2017, Ref. RB	5.00%	06/01/2023	250	269,853
Series 2017, Ref. RB	5.00%	06/01/2024	255	284,390
Series 2017, Ref. RB	5.00%	06/01/2025	270	309,927
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	$ 835	$ 870,101
Series 2015 A, RB(a)	5.00%	06/01/2023	270	293,633
Series 2015 A, RB(a)	5.00%	06/01/2024	285	321,090
Series 2019, RB(a)	4.00%	06/01/2021	780	780,000
Series 2019, RB(a)	4.00%	06/01/2022	810	837,392
Series 2019, RB(a)	4.00%	06/01/2023	845	902,208
Series 2019, RB(a)	4.00%	06/01/2024	875	959,904
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2021	170	170,000
Series 2017, Ref. RB	5.00%	06/01/2022	180	187,340
Series 2017, Ref. RB	5.00%	06/01/2023	185	199,691
Series 2017, Ref. RB	5.00%	06/01/2024	195	217,474
Series 2017, Ref. RB	5.00%	06/01/2025	205	235,315
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB (Acquired 06/26/2018; Cost $1,360,000)(c)(f)	4.75%	07/01/2028	1,360	1,425,547
Harborfields Central School District; Series 2020, GO Notes	1.75%	06/25/2021	1,215	1,216,213
Hempstead Town Local Development Corp. (Molloy College);
Series 2017, Ref. RB	5.00%	07/01/2029	200	242,622
Series 2017, Ref. RB	5.00%	07/01/2030	170	204,942
Series 2017, Ref. RB	5.00%	07/01/2031	150	180,163
Series 2017, Ref. RB	5.00%	07/01/2032	275	329,610
Hudson Yards Infrastructure Corp.;
Series 2011, RB	5.25%	02/15/2047	4,615	4,630,711
Series 2012 A, RB	5.75%	02/15/2047	10,995	11,037,697
Series 2017 A, Ref. RB	5.00%	02/15/2038	2,125	2,566,784
Long Island (City of), NY Power Authority;
Series 2012 B, RB	5.00%	09/01/2026	17,170	18,201,855
Series 2012 B, RB	5.00%	09/01/2027	10,000	10,599,665
Series 2012 B, RB	5.00%	09/01/2029	14,825	15,712,078
Series 2016 B, Ref. RB	5.00%	09/01/2034	6,635	8,020,873
Series 2018, RB	5.00%	09/01/2035	11,000	14,090,689
Series 2020 A, Ref. RB	4.00%	09/01/2039	1,650	1,988,518
Series 2020 A, Ref. RB	4.00%	09/01/2040	215	258,574
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2025	4,000	4,256,154
Series 2002 D-1, Ref. RB	5.00%	11/01/2028	5,075	5,375,133
Series 2011 D, RB(d)(e)	5.00%	11/15/2021	5,000	5,112,035
Series 2012 C, Ref. RB(d)(e)	5.00%	11/15/2022	4,015	4,301,753
Series 2012 C, Ref. RB(d)(e)	5.00%	11/15/2022	2,865	3,069,619
Series 2012 C, Ref. RB(d)(e)	5.00%	11/15/2022	1,435	1,537,488
Series 2012 C, Ref. RB	5.00%	11/15/2029	7,135	7,577,569
Series 2012 C, Ref. RB	5.00%	11/15/2030	3,565	3,790,959
Series 2012 F, Ref. RB	5.00%	11/15/2030	20,000	21,267,650
Metropolitan Transportation Authority (Green Bonds); Series 2017 B-2, Ref. RB	5.00%	11/15/2034	1,875	2,309,973
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	406,468
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(d)(e)	5.00%	10/01/2021	200	203,204
Series 2017, Ref. RB	4.00%	10/01/2034	600	677,075
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	427,360
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	368,448
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,403,977
Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	5.00%	12/01/2032	535	692,409
Series 2020, Ref. RB	5.00%	12/01/2033	1,815	2,339,476
Series 2020, Ref. RB	5.00%	12/01/2034	1,000	1,287,848
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,415	1,533,848
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2012 A, Ref. RB	5.00%	06/01/2023	$ 615	$ 642,335
Nassau (County of), NY;
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,784,741
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	442,157
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2036	5,850	7,315,896
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2038	5,450	6,794,220
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2039	4,775	5,937,219
Series 2019 B, Ref. GO Bonds (INS - AGM)(b)	5.00%	04/01/2039	2,895	3,710,096
Series 2019 B, Ref. GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,950	5,052,806
Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2040	5,725	6,856,593
Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2041	5,960	7,118,637
Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2042	6,205	7,389,185
Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2043	6,460	7,668,209
Nassau (County of), NY Industrial Development Agency;
Series 2007 A-A, RB	5.95%	11/01/2022	140	140,124
Series 2007 A-C, RB	5.95%	11/01/2022	110	109,171
Series 2007 A-F, RB	5.95%	11/01/2022	120	119,018
Series 2007 A-G, RB	6.15%	11/01/2022	295	292,899
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2032	660	743,914
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,545	1,543,057
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	5,690	5,917,168
Nassau County Local Economic Assistance Corp. (Winthrop-University Hospital Association); Series 2012, Ref. RB(d)(e)	5.00%	07/01/2022	4,500	4,739,081
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,000	2,045,988
New Rochelle (City of), NY Industrial Development Agency (College of New Rochelle); Series 1999, Ref. RB (Acquired 08/15/2011; Cost $4,111,473)(f)(g)	5.25%	07/01/2027	4,111	82,229
New York & New Jersey (States of) Port Authority;
Series 2012 172, RB(a)	5.00%	10/01/2025	7,505	7,794,565
Series 2012 172, RB(a)	5.00%	10/01/2028	10,000	10,383,263
Series 2012 172, RB(a)	5.00%	10/01/2030	13,075	13,574,998
Series 2012, RB	4.00%	12/01/2023	725	752,519
Series 2012, RB	4.00%	12/01/2025	1,215	1,260,073
Series 2012, RB(a)	5.00%	10/01/2027	735	763,233
Series 2012, RB	4.00%	12/01/2031	720	746,797
Series 2012, RB	4.50%	07/15/2036	1,500	1,538,218
Series 2012, RB	4.00%	07/15/2037	1,000	1,021,448
Series 2014 185, Ref. RB(a)	5.00%	09/01/2026	12,500	14,238,298
Series 2014 186, Ref. RB(a)	5.00%	10/15/2031	3,775	4,294,305
Series 2017 202, Ref. RB(a)	5.00%	04/15/2037	12,235	14,771,500
Series 2017 206, Ref. RB(a)	5.00%	11/15/2042	5,000	6,126,090
Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	4,226,297
Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,929,516
Series 2019 217, RB	4.00%	11/01/2039	3,750	4,466,359
Series 2019 218, RB(a)	5.00%	11/01/2039	9,000	11,329,129
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,697
Series 1996 J, GO Bonds	6.00%	02/15/2024	5	5,021
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,020
Series 1996 J, GO Bonds (INS - FGIC)(b)	5.50%	02/15/2026	10	10,039
Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,039
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,020
Series 2004 B, GO Bonds	5.13%	08/01/2022	5	5,018
Series 2005 O, GO Bonds	5.00%	06/01/2023	5	5,017
Series 2011 HH, RB(d)(e)	5.00%	06/15/2021	2,800	2,804,952
Series 2012 B, GO Bonds	5.00%	08/01/2025	325	343,556
Series 2012 EE, RB	5.00%	06/15/2034	500	524,531
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2024	$ 1,170	$ 1,208,171
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2026	500	516,312
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2028	3,710	3,829,515
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2030	1,410	1,454,555
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2031	400	412,585
Series 2012 I, GO Bonds(d)(e)	5.00%	08/01/2022	2,000	2,114,448
Series 2012 I, GO Bonds	5.00%	08/01/2025	1,055	1,115,236
Series 2013 D, GO Bonds	5.00%	08/01/2026	22,970	24,763,959
Series 2013 D, GO Bonds	5.00%	08/01/2027	26,090	28,118,531
Series 2013 E, GO Bonds(d)(e)	5.00%	02/01/2023	105	113,386
Series 2013 E, GO Bonds	5.00%	08/01/2026	18,760	20,225,158
Series 2013 E, GO Bonds	5.00%	08/01/2027	28,580	30,802,132
Series 2017, Ref. RB	5.00%	06/15/2038	15,000	18,579,492
Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	5,020,615
Series 2019 CC-1, RB	4.00%	06/15/2038	4,705	5,633,341
Series 2020 FF, Ref. RB	4.00%	06/15/2041	7,150	8,537,050
New York (City of), NY Educational Construction Fund;
Series 2021 A, Ref. RB	4.00%	04/01/2039	6,560	7,879,483
Series 2021 A, Ref. RB	4.00%	04/01/2040	6,825	8,174,017
Series 2021 A, Ref. RB	4.00%	04/01/2041	7,095	8,474,284
New York (City of), NY Industrial Development Agency (2002 Rosco, Inc.); Series 2002, IDR(a)	5.63%	06/01/2022	350	350,775
New York (City of), NY Industrial Development Agency (TrIPs Obligated Group); Series 2012 A, Ref. RB(a)	5.00%	07/01/2021	250	250,802
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.85%), (INS - NATL)(b)(h)	3.47%	03/01/2023	6,550	6,719,657
Series 2006, RB (CPI Rate + 0.86%), (INS - NATL)(b)(h)	3.48%	03/01/2024	195	201,932
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(h)	3.49%	03/01/2025	200	208,046
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(h)	3.50%	03/01/2026	985	1,027,886
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(h)	3.51%	03/01/2027	1,000	1,045,938
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2045	7,930	9,275,143
New York (City of), NY Municipal Water Finance Authority;
Series 2011 HH, RB(d)(e)	5.00%	06/15/2021	10,755	10,774,219
Series 2011 HH, RB(d)(e)	5.00%	06/15/2021	25,000	25,044,675
Series 2012 CC, Ref. RB	5.00%	06/15/2045	340	348,566
Series 2013 BB, RB	5.00%	06/15/2047	5,000	5,351,387
New York (City of), NY Transitional Finance Authority;
Series 2011 A, RB	5.00%	07/15/2025	400	402,255
Series 2011 A, RB	5.00%	11/01/2026	1,000	1,019,960
Series 2011 A, RB	5.00%	11/01/2027	1,650	1,683,004
Series 2011 D, RB	5.00%	11/01/2038	3,000	3,056,960
Series 2011 D-1, RB	5.00%	11/01/2024	500	510,065
Series 2012 E-1, RB	5.00%	02/01/2031	2,000	2,063,199
Series 2012 S-1, RB	5.00%	07/15/2027	1,880	1,978,911
Series 2012 S-1, RB	5.00%	07/15/2028	9,000	9,473,511
Series 2012 S-1, RB	5.00%	07/15/2029	10,315	10,857,696
Series 2012 S-1, RB	5.00%	07/15/2030	11,325	11,920,834
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,690,635
Series 2016 E-1, RB	5.00%	02/01/2037	3,905	4,638,568
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	9,765,900
Series 2018 A-1, RB	5.00%	08/01/2037	1,655	2,092,210
Series 2018 A-1, RB	5.00%	08/01/2038	10,000	12,616,533
Series 2018 A-1, RB	5.00%	08/01/2040	17,600	22,126,724
Series 2018 C-2, RB	5.00%	05/01/2038	5,000	6,267,581
Series 2018 S-3, RB	5.00%	07/15/2037	2,450	3,078,397
Series 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	18,904,428
Series 2020, RB	4.00%	05/01/2040	15,000	18,048,323
Series 2021 E-1, RB	4.00%	02/01/2043	2,150	2,574,110
Series 2021 E-1, RB	4.00%	02/01/2046	9,500	11,299,287
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	$ 425	$ 557,943
Series 2020 A, Ref. RB	5.00%	12/01/2032	535	698,984
Series 2020 A, Ref. RB	4.00%	12/01/2033	700	843,148
Series 2020 A, Ref. RB	4.00%	12/01/2034	950	1,139,560
Series 2020 A, Ref. RB	4.00%	12/01/2035	300	358,418
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,756,389
New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2024	1,045	1,121,626
Series 2012 A, Ref. RB	5.00%	12/15/2029	17,000	18,238,348
Series 2012 B, RB	5.00%	03/15/2028	10,000	10,374,115
Series 2012 B, RB	5.00%	03/15/2033	1,000	1,037,412
Series 2012 D, RB(d)(e)	5.00%	02/15/2022	1,135	1,173,649
Series 2012 D, RB	5.00%	02/15/2028	4,660	4,815,871
Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	1,080	1,081,710
Series 2018 A, RB	5.00%	03/15/2037	8,000	10,020,239
Series 2018 A, RB	5.00%	03/15/2038	3,500	4,382,939
Series 2018 A, RB	5.00%	07/01/2040	4,250	5,325,356
Series 2018 C, Ref. RB	5.00%	03/15/2034	14,000	17,555,482
Series 2018 C, Ref. RB	5.00%	03/15/2036	2,000	2,506,463
Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	10,163,109
Series 2018 E, Ref. RB	5.00%	03/15/2039	10,000	12,674,545
Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	6,327,156
Series 2020 D, Ref. RB	4.00%	02/15/2038	2,000	2,392,908
Series 2020 D, Ref. RB	4.00%	02/15/2039	4,415	5,257,422
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, Ref. RB(d)(e)	5.00%	07/01/2022	1,255	1,320,269
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(c)	4.63%	12/01/2027	1,300	1,254,120
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(c)	4.88%	09/01/2027	3,730	3,675,499
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(c)(f)	4.63%	10/01/2027	1,705	1,715,744
New York (State of) Dormitory Authority (Culinary Institute of America);
Series 2012, Ref. RB	5.00%	07/01/2028	500	523,433
Series 2013, RB	6.00%	07/01/2038	1,000	1,003,614
New York (State of) Dormitory Authority (Fordham University); Series 2020, RB	4.00%	07/01/2046	2,260	2,633,014
New York (State of) Dormitory Authority (Iona College);
Series 2012 A, Ref. RB	5.00%	07/01/2022	1,110	1,165,154
Series 2012 A, Ref. RB	5.00%	07/01/2023	1,000	1,053,531
Series 2012 A, Ref. RB	5.00%	07/01/2024	1,000	1,051,421
Series 2012 A, Ref. RB	5.00%	07/01/2025	1,000	1,049,449
Series 2012 A, Ref. RB	5.00%	07/01/2026	1,000	1,047,264
Series 2012 A, Ref. RB	5.00%	07/01/2027	1,000	1,045,863
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	1,229,747
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	1,256,163
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	1,250,900
Series 2018 A, Ref. RB	5.00%	08/01/2033	4,275	5,268,070
New York (State of) Dormitory Authority (New School (The));
Series 2011, Ref. RB	5.00%	07/01/2023	5,165	5,184,166
Series 2016 A, Ref. RB	5.00%	07/01/2029	1,000	1,211,207
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,800	2,168,620
New York (State of) Dormitory Authority (North General Hospital); Series 2003, Ref. RB	5.00%	02/15/2025	6,630	6,652,456
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2022	1,000	1,068,843
Series 2017, Ref. RB(c)	5.00%	12/01/2023	2,800	3,115,390
Series 2017, Ref. RB(c)	5.00%	12/01/2025	1,300	1,547,539
Series 2017, Ref. RB(c)	5.00%	12/01/2026	1,500	1,837,914
Series 2017, Ref. RB(c)	5.00%	12/01/2027	1,300	1,613,886
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(i)	5.00%	11/01/2021	$ 5	$ 5,093
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	5,000	6,240,832
New York (State of) Dormitory Authority (Rockefeller University);
Series 2012 A, RB	5.00%	07/01/2037	1,560	1,639,957
Series 2012 B, RB	5.00%	07/01/2033	2,670	2,806,850
Series 2012 B, RB	5.00%	07/01/2034	2,720	2,859,412
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2012 C, RB	5.00%	10/01/2026	1,025	1,088,672
Series 2012 F, Ref. RB (INS - AGM)(b)	5.00%	10/01/2025	1,675	1,781,138
Series 2012 F, Ref. RB (INS - AGM)(b)	5.00%	10/01/2027	400	424,737
Series 2012 F, Ref. RB (INS - AGM)(b)	5.00%	10/01/2028	200	212,368
Series 2012 H, Ref. RB	5.00%	10/01/2026	1,690	1,795,215
Series 2012 H, Ref. RB	5.00%	10/01/2027	500	531,059
Series 2012 H, Ref. RB	5.00%	10/01/2028	400	424,848
Series 2012 H, Ref. RB	5.00%	10/01/2029	500	531,059
Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2026	2,740	3,035,410
Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2027	2,485	2,752,303
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,843,687
Series 2013 C, RB	5.00%	10/01/2027	1,885	2,086,366
Series 2013 E, RB (INS - AGM)(b)	5.00%	10/01/2026	3,190	3,533,926
Series 2017 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	1,345	1,673,596
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	815	857,843
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	180	189,462
Series 2012, RB(d)(e)	5.00%	07/01/2022	3,275	3,447,160
Series 2012, RB(d)(e)	5.00%	07/01/2022	10	10,526
Series 2012, RB	5.00%	07/01/2030	3,565	3,720,397
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2021	35	35,118
Series 2021, RB	5.00%	07/01/2022	50	52,262
Series 2021, RB	5.00%	07/01/2023	60	64,988
Series 2021, RB	5.00%	07/01/2024	100	111,773
Series 2021, RB	5.00%	07/01/2025	90	103,351
Series 2021, RB	5.00%	07/01/2026	100	117,677
Series 2021, RB	5.00%	07/01/2027	120	144,084
Series 2021, RB	5.00%	07/01/2028	75	91,666
Series 2021, RB	5.00%	07/01/2029	100	124,060
Series 2021, RB	5.00%	07/01/2030	75	94,126
Series 2021, RB	4.00%	07/01/2035	200	228,092
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,826,776
Series 2018 A, RB	5.00%	07/01/2038	1,850	2,300,642
New York (State of) Dormitory Authority (Teachers College); Series 2012, RB	5.00%	07/01/2042	2,000	2,098,260
New York (State of) Dormitory Authority (United Cerebral Palsy Affiliates Pooled Loan Program No. 1); Series 2002 A, Ref. RB (INS - AMBAC)(b)	5.13%	07/01/2021	20	19,995
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, Ref. RB	5.00%	09/01/2027	1,130	1,131,985
New York (State of) Housing Finance Agency;
Series 2019 K, RB	1.45%	05/01/2023	2,500	2,519,124
Series 2019, RB	1.63%	05/01/2023	1,500	1,501,271
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	240	240,656
New York (State of) Housing Finance Agency (Green Bonds); Series 2018 H, RB	2.75%	11/01/2022	4,000	4,143,887
New York (State of) Housing Finance Agency (Secured Mortgage Program);
Series 2001 A, RB(a)	5.60%	08/15/2033	1,285	1,288,224
Series 2002 C, RB(a)	5.30%	08/15/2022	90	90,290
New York (State of) Housing Finance Agency (Tri-Senior Development Housing); Series 2007 A, RB (LOC - Fannie Mae)(a)(i)	5.10%	11/15/2023	690	702,255
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	9,985	10,590,923
New York (State of) Mortgage Agency; Series 2018, Ref. VRD RB(a)(j)	0.05%	10/01/2039	30,890	30,890,000
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) State Dormitory Authority (Maimonides Medical Center);
Series 2020, RB	4.00%	02/01/2038	$ 300	$ 351,047
Series 2020, RB	4.00%	02/01/2039	400	467,726
Series 2020, RB	4.00%	02/01/2040	400	466,260
New York (State of) Thruway Authority;
Series 2012 I, RB(d)(e)	5.00%	01/01/2022	10,000	10,287,293
Series 2012 I, RB(d)(e)	5.00%	01/01/2022	15,000	15,430,940
Series 2012 I, RB(d)(e)	5.00%	01/01/2022	20,500	21,088,951
Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,945,299
New York City (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(b)(h)	3.46%	03/01/2022	8,655	8,766,337
New York City (City of), NY Transitional Finance Authority; Series 2020 S-1, RB	4.00%	07/15/2041	8,465	10,032,276
New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	5.00%	02/15/2038	690	905,458
Series 2021 A, Ref. RB	5.00%	02/15/2040	1,615	2,109,266
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,111
Series 2013 L-2-A, Ref. RB	3.60%	11/01/2033	3,000	3,072,901
Series 2014 E, RB	3.40%	11/01/2029	825	858,981
Series 2017 C-2, RB	1.70%	07/01/2021	8,560	8,570,140
New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	1,680	1,718,197
New York City Housing Development Corp. (Sustainable Neighborhood); Series 2017 E, RB	3.05%	11/01/2032	2,000	2,151,618
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	2,325	2,327,656
Series 2000 A, RB	6.63%	06/01/2042	3,295	3,298,557
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	40	40,149
Series 2001, RB	5.75%	06/01/2043	135	135,225
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	690	690,000
New York Counties Tobacco Trust IV; Series 2005 A, Ref. RB	4.75%	06/01/2026	2,185	2,186,402
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.25%	06/01/2025	30	30,000
Series 2016 A, Ref. RB	5.63%	06/01/2035	440	478,337
Series 2016 A, Ref. RB	6.75%	06/01/2035	8,020	8,774,713
Series 2016 A, Ref. RB	6.45%	06/01/2040	830	1,007,565
Series 2016 A, Ref. RB	6.00%	06/01/2043	8,795	10,063,505
New York Liberty Development Corp. (1 World Trade Center Port Authority); Series 2011, RB	5.25%	12/15/2043	5,750	5,900,033
New York Liberty Development Corp. (4 World Trade Center);
Series 2011, Ref. RB	5.00%	11/15/2031	5,000	5,106,631
Series 2011, Ref. RB	5.00%	11/15/2044	5,000	5,099,235
New York State Environmental Facilities Corp.;
Series 2004, RB	4.50%	06/15/2024	100	100,310
Series 2012 A, Ref. RB	5.00%	06/15/2024	725	761,659
New York State Environmental Facilities Corp. (Green Bonds); Series 2020, Ref. RB	4.00%	10/15/2045	4,100	4,914,989
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, Ref. RB	4.50%	06/15/2030	15	15,038
Series 2017 E, RB	5.00%	06/15/2042	12,375	15,256,805
Series 2018 B, RB	5.00%	06/15/2038	2,755	3,470,798
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2040	20,000	23,980,748
Series 2020 A, RB	5.00%	03/15/2041	2,500	3,218,624
Series 2020 C, Ref. RB	4.00%	03/15/2037	3,500	4,234,108
Series 2020 C, Ref. RB	4.00%	03/15/2045	11,015	13,022,453
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	1,159,063
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	1,152,862
Series 2020 A, Ref. RB(a)	4.00%	12/01/2038	1,000	1,177,778
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	$ 4,250	$ 4,827,584
Series 2018, RB(a)	5.00%	01/01/2034	3,370	4,088,661
Series 2020, RB(a)	5.00%	10/01/2035	5,000	6,429,275
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,140,183
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	4,375,046
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2031	1,100	1,453,236
Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,608,394
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	2,450	2,460,471
Niagara Area Development Corp. (Niagara University); Series 2012 A, Ref. RB(d)(e)	5.00%	05/01/2022	320	334,138
Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2028	750	904,672
Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2029	850	1,022,082
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2019, Ref. RB(a)	5.00%	04/01/2023	1,500	1,622,032
Series 2019, Ref. RB(a)	5.00%	04/01/2024	3,285	3,698,582
Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	885,004
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	911,434
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	2,550	2,555,350
North Babylon Volunteer Fire Co., Inc.; Series 1997, RB (INS - AGC)(b)	5.75%	08/01/2022	265	265,786
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2034	1,000	1,161,141
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2035	1,000	1,158,617
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2036	1,250	1,444,192
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2037	1,000	1,152,324
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2026	150	174,116
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2029	780	945,263
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2030	275	331,146
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2031	350	420,248
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2032	455	544,890
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2033	475	566,972
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2034	500	595,554
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	549,637
Series 2017, Ref. RB	5.00%	05/01/2028	600	729,782
Series 2017, Ref. RB	5.00%	05/01/2029	450	545,332
Series 2017, Ref. RB	5.00%	05/01/2030	835	1,006,083
Series 2017, Ref. RB	5.00%	05/01/2032	600	715,040
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2038	3,325	4,292,743
Series 2019, Ref. RB	5.00%	12/01/2039	5,865	7,556,635
Onondaga Civic Development Corp.; Series 2015, Ref. RB	5.00%	10/01/2025	115	128,682
Onondaga Civic Development Corp. (Le Moyne College);
Series 2012, Ref. RB	5.00%	07/01/2022	465	488,105
Series 2012, Ref. RB	5.00%	07/01/2023	490	513,926
Series 2012, Ref. RB	5.00%	07/01/2024	515	539,354
Series 2012, Ref. RB	5.00%	07/01/2025	540	564,417
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(d)(e)	5.50%	12/01/2021	1,000	1,026,837
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, Ref. RB (INS - AGC)(b)	5.38%	12/01/2021	425	426,586
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, Ref. RB	5.00%	07/01/2021	505	506,109
Series 2012 A, Ref. RB	5.00%	07/01/2022	530	550,152
Series 2012 B, Ref. RB	5.00%	07/01/2021	765	766,680
Series 2012 B, Ref. RB	5.00%	07/01/2022	805	835,608
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2022	$ 650	$ 667,836
Series 2015 A, Ref. RB	5.00%	10/01/2023	700	731,741
Series 2015 A, Ref. RB	5.00%	10/01/2024	660	699,149
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	600	668,224
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(c)	4.50%	07/01/2022	132	132,811
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	295	310,202
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(i)	5.38%	12/01/2025	1,030	1,033,119
Rockland (County of), NY; Series 2012 B, GO Bonds	5.00%	12/15/2022	600	642,359
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	70	70,635
Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	222,614
Spring Valley (Village of), NY;
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2022	325	326,142
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2023	335	336,135
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2024	350	351,162
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2025	365	366,212
Series 2007, GO Bonds (INS - AMBAC)(a)(b)	5.00%	06/15/2021	385	385,685
Series 2007, GO Bonds (INS - AMBAC)(a)(b)	5.00%	06/15/2022	405	406,251
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2012 A, RB	5.25%	09/01/2033	1,050	1,076,711
Series 2017, Ref. RB	5.00%	09/01/2028	500	592,669
Series 2017, Ref. RB	5.00%	09/01/2031	690	806,698
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, Ref. RB	5.00%	07/01/2024	300	320,770
Series 2012, Ref. RB	5.00%	07/01/2025	920	981,787
Series 2016 A, Ref. RB	5.00%	07/01/2028	300	359,126
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	934,349
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	535,145
Suffern (Village of), NY;
Series 2016, GO Bonds	5.00%	03/15/2022	395	396,405
Series 2016, GO Bonds	5.00%	03/15/2023	310	311,100
Series 2016, GO Bonds	5.00%	03/15/2026	475	476,676
Suffolk (County of), NY Industrial Development Agency;
Series 1996, Ref. RB(g)(k)	6.70%	12/31/2021	2,330	23
Series 2007 A-C, RB	5.95%	11/01/2022	115	115,047
Series 2007 A-D, RB	5.95%	11/01/2022	175	175,070
Series 2007 A-F, RB	5.95%	11/01/2022	185	185,044
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, Ref. RB(a)	5.50%	01/01/2023	540	544,667
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(c)	6.75%	06/01/2027	355	353,964
Suffolk Tobacco Asset Securitization Corp.; Series 2012 B, RB	5.00%	06/01/2021	1,145	1,145,000
Sullivan County Infrastructure Local Development Corp. (Adelaar Infrastructure);
Series 2016 A-1, RB(c)	4.85%	11/01/2031	14,130	15,094,586
Series 2016 B-1, RB(c)	4.85%	11/01/2031	2,030	2,168,578
Series 2016 C-1, RB(c)	4.85%	11/01/2031	1,980	2,115,165
Series 2016 D-1, RB(c)	4.85%	11/01/2031	1,305	1,394,086
Syracuse (City of), NY; Series 2011 A, GO Bonds(a)	5.00%	11/01/2036	1,000	1,019,664
Town of Hempstead Local Development Corp. (Evergreen Charter School);
Series 2019, RB(c)	6.25%	12/01/2022	400	400,724
Series 2019, Ref. RB(c)	6.15%	12/01/2029	2,470	2,949,304
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2024	1,000	1,069,709
Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	13,736,418
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 C, Ref. RB	5.00%	11/15/2036	10,950	13,853,573
Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	6,293,889
Troy (City of) NY, Industrial Development Authority (Rensselaer Polytechnic Institute); Series 2002 E, RB	5.20%	04/01/2037	750	759,452
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Troy (City of), NY Industrial Development Authority (Rensselaer Polytechnic Institute); Series 2002 E, RB	5.00%	09/01/2031	$ 1,000	$ 1,012,108
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2037	5,000	6,455,464
Series 2020, Ref. RB	5.00%	09/01/2038	5,000	6,439,441
Trust for Cultural Resources of The City of New York (The); Series 2014 B2, Ref. RB (SIFMA Municipal Swap Index + 0.05%)(e)(h)	0.01%	02/14/2022	8,000	8,000,364
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,130	3,449,586
Series 2017 A, Ref. RB	5.00%	06/01/2030	5,000	6,154,110
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	6,132,647
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	6,112,418
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	6,092,282
Utility Debt Securitization Authority; Series 2017, RB	5.00%	06/15/2023	625	626,117
Valley Health Development Corp. (Valley Health Services); Series 2000 A, Ref. RB (CEP - GNMA)	6.75%	05/20/2022	20	20,092
White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB	6.65%	02/01/2025	35	37,718
Yonkers (City of), NY;
Series 2011 A, GO Bonds(d)(e)	5.00%	10/01/2021	1,000	1,016,358
Series 2011 A, GO Bonds(d)(e)	5.00%	10/01/2021	2,000	2,032,717
Yonkers (City of), NY Industrial Development Agency (Monastery Manor Associates, L.P.); Series 2005, RB(a)	5.00%	04/01/2025	1,190	1,193,934
Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	221,890
				1,570,470,338
Puerto Rico–9.98%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		14,555	14,644,678
Series 2002, RB	5.50%	05/15/2039		38,385	39,301,638
Puerto Rico (Commonwealth of);
Series 1998, GO Bonds(g)	5.00%	07/01/2028		25	22,344
Series 2007 A, GO Bonds(g)	5.00%	07/01/2024		165	148,087
Series 2007 A, GO Bonds(g)	5.25%	07/01/2029		15	13,500
Series 2008 A, Ref. GO Bonds(g)	5.50%	07/01/2023		5,000	4,512,500
Series 2011 E, Ref. GO Bonds(g)	5.38%	07/01/2030		1,400	1,226,750
Series 2012 A, Ref. GO Bonds(g)	5.50%	07/01/2026		240	202,800
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, RB	5.25%	07/01/2024		7,750	8,202,309
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - FGIC)(b)(l)	5.00%	07/01/2023		150	140,625
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(b)	5.00%	07/01/2024		500	510,435
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2021		285	287,041
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2022		50	50,696
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024		280	285,844
Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2022		100	101,392
Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2023		830	843,478
Series 2008 WW-RSA-1, RB(g)	5.25%	07/01/2025		5,000	4,800,000
Series 2010 DDD, Ref. RB(g)	5.00%	07/01/2022		100	95,750
Series 2016 E-2, RB(g)	10.00%	07/01/2021		1,501	1,529,391
Series 2016 E-2, RB(g)	10.00%	01/01/2022		501	509,797
Series 2016 E-4, RB(g)	10.00%	07/01/2022		500	509,797
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(b)	5.00%	07/01/2027		835	857,408
Series 2003, RB(g)	5.75%	07/01/2022		7,995	1,139,287
Series 2003, RB(g)	5.00%	07/01/2023		135	19,238
Series 2003, RB(g)	5.00%	07/03/2028		90	12,825
Series 2005 K, RB(g)	5.00%	07/01/2021		4,355	2,226,494
Series 2005 K, RB(g)	5.00%	07/01/2024		7,760	3,967,300
Series 2005 K, RB(g)	5.00%	07/01/2025		14,545	7,436,131
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority (Puerto Rico State Infrastructure Bank);
Series 1998, RB(g)	5.00%	07/01/2022	$ 90	$ 12,825
Series 1998, RB(g)	5.00%	07/01/2028	425	60,563
Series 1998, RB (INS - NATL)(b)	5.00%	07/01/2028	50	50,222
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2021	365	368,241
Series 2012, Ref. RB	5.00%	10/01/2022	415	423,649
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(a)	6.63%	06/01/2026	20,400	21,114,000
Series 2012, Ref. RB	5.00%	10/01/2021	500	505,445
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.00%	04/01/2022	650	660,369
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ryder Memorial Hospital); Series 1994 A, RB	6.70%	05/01/2024	955	840,725
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(g)	6.25%	10/01/2024	885	356,212
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(b)	5.25%	08/01/2021	70	70,395
Series 2002 A, RB (INS - AGM)(b)	4.75%	08/01/2022	20	20,216
Series 2002 A, RB (INS - AGM)(b)	5.00%	08/01/2027	500	513,418
Series 2005 A, RB	5.25%	08/01/2024	10,000	9,962,500
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, Ref. RB(g)	5.13%	07/01/2024	275	273,281
Series 2004 I, RB(g)	5.25%	07/02/2029	10,000	9,987,500
Series 2007 M, Ref. RB(g)	6.25%	07/01/2023	1,270	1,308,100
Series 2007 M, Ref. RB(g)	10.00%	07/01/2034	1,400	1,501,500
Series 2007 M-2, Ref. RB (INS - AMBAC)(b)	10.00%	07/01/2035	1,250	1,313,664
Series 2007 N, Ref. RB(g)	5.50%	07/01/2025	30	30,188
Series 2009 P, Ref. RB(g)	6.25%	07/01/2026	50	51,125
Puerto Rico Public Finance Corp.; Series 2011 A, RB(g)	6.50%	08/01/2028	105,030	1,522,935
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(m)	0.00%	07/01/2024	246	234,343
Series 2018 A-1, RB(m)	0.00%	07/01/2027	5,930	5,329,777
Series 2018 A-1, RB(m)	0.00%	07/01/2031	10,000	7,883,409
Series 2018 A-1, RB(m)	0.00%	07/01/2033	665	485,696
Series 2018 A-1, RB	4.50%	07/01/2034	487	536,083
Series 2018 A-1, RB	4.55%	07/01/2040	246	276,432
Series 2018 A-1, RB(m)	0.00%	07/01/2046	1	326
Series 2018 A-1, RB(m)	0.00%	07/01/2051	1	236
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	2,033,613
Series 2018 A-1, RB	5.00%	07/01/2058	2,074	2,366,030
Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,778,256
Series 2019 A-2, RB	4.54%	07/01/2053	75	83,186
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	1,128,096
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2022	8,500	8,457,500
Series 2006 Q, RB	5.00%	06/01/2023	7,410	7,335,900
Series 2006 Q, RB	5.00%	06/01/2030	300	291,000
				183,764,491
Guam–0.83%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036		2,840	3,301,779
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2021	$ 1,350	$ 1,370,653
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2024	200	212,100
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2025	3,185	3,375,475
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2026	2,690	2,849,441
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	4,000	4,227,319
				15,336,767
Virgin Islands–0.73%
Tobacco Settlement Financing Corp.; Series 2001, RB	5.00%	05/15/2031		425	426,058
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037		660	665,177
Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2023		3,380	3,431,656
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2024		850	862,937
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2025		3,760	3,816,996
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2026		1,715	1,740,973
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(c)	5.00%	09/01/2033		1,500	1,719,658
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, Ref. RB (INS - NATL)(b)	5.00%	10/01/2027		50	50,756
Series 2006, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028		280	284,220
Series 2012, Ref. RB (INS - AGM)(b)	4.00%	10/01/2022		190	194,915
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes); Series 2009 C, Ref. RB	5.00%	10/01/2022		15	14,949
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(b)	4.50%	07/01/2028		125	125,343
					13,333,638
Total Municipal Obligations (Cost $1,829,627,209)					1,782,905,234
			Shares
Common Stocks & Other Equity Interests–0.26%
New York–0.26%
CMS Liquidating Trust; (Cost $6,838,400)(k)(n)				2,137	4,722,770
TOTAL INVESTMENTS IN SECURITIES(o)–97.09% (Cost $1,836,465,609)					1,787,628,004
OTHER ASSETS LESS LIABILITIES–2.91%					53,636,525
NET ASSETS–100.00%					$1,841,264,529
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $57,025,319, which represented 3.10% of the Fund’s Net Assets.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Restricted security. The aggregate value of these securities at May 31, 2021 was $3,223,520, which represented less than 1% of the Fund’s Net Assets.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $43,558,472, which represented 2.37% of the Fund’s Net Assets.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Zero coupon bond issued at a discount.
(n)	Non-income producing security.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.63%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,782,905,211	$23	$1,782,905,234
Common Stocks & Other Equity Interests	—	—	4,722,770	4,722,770
Total Investments in Securities	—	1,782,905,211	4,722,793	1,787,628,004
Other Investments - Assets
Investments Matured	—	5,935,889	0	5,935,889
Total Investments	$—	$1,788,841,100	$4,722,793	$1,793,563,893
Invesco Rochester® Limited Term New York Municipal Fund